Debentures and Long-term Loans from Financial Institutions (Schedule of Terms and Debt repayment of Debentures) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Face value		₪ 3,032		₪ 3,809
Carrying amount		₪ 2,900		3,729
Debentures (Series B) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		5.30%
Year of maturity		until 2017
Face value				185
Carrying amount				220
Debentures (Series D) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		5.19%
Year of maturity		until 2017
Face value				299
Carrying amount				349
Debentures (Series E) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		6.25%
Year of maturity		until 2017
Face value				164
Carrying amount				164
Debentures (Series F) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency	[1]	NIS
Nominal interest rate	[1]	4.60%
Year of maturity	[1]	2017-2020
Face value	[1]	₪ 643		715
Carrying amount	[1]	₪ 659		731
Debentures (Series G) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency	[1]	NIS
Nominal interest rate	[1]	6.99%
Year of maturity	[1]	2017-2019
Face value	[1]	₪ 228		285
Carrying amount	[1]	₪ 228		285
Debentures (Series H) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		1.98%
Year of maturity		2018-2024
Face value		₪ 950		950
Carrying amount		₪ 849		824
Debentures (Series I) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.14%
Year of maturity		2018-2025
Face value		₪ 804		804
Carrying amount		₪ 761		753
Debentures (Series J) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		2.45%
Year of maturity		2021-2026
Face value		₪ 103		103
Carrying amount		₪ 102		102
Debentures (Series K) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		3.55%
Year of maturity		2021-2026
Face value		₪ 304		304
Carrying amount		₪ 301		301
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.60%
Year of maturity		2018-2021
Face value		₪ 200		200
Carrying amount		₪ 200		200
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Currency	[2]	NIS
Nominal interest rate	[2]	5.10%
Year of maturity	[2]	2019-2022
Face value	[2]	₪ 200
Carrying amount	[2]	₪ 200
Loan from Bank [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.90%
Year of maturity		2018-2022
Face value		₪ 140		140
Carrying amount		140		140
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate			5.10%
Face value		540	₪ 200	340
Carrying amount		₪ 540		₪ 340

[1]	In June 2013, the Company's rating was updated from an "ilAA-/negative" to an "ilA+/stable" rating, in relation to the Company's debentures traded on the Tel Aviv Stock Exchange. Following this update of rating and since this was the second downgrade in the Debentures' rating since their issuance, the annual interest rate that the Company pays for its Series F and G debentures has been increased by 0.25% to 4.60% and 6.99%, respectively, beginning July 5, 2013.
[2]	According to a loan agreement entered by the Company and two Israeli financial institutions in May 2015, in June 30, 2017, the second loan under the agreement in a principal amount of NIS 200 million was provided to the Company. The loan is without linkage and the principal amount bears an annual fixed interest of 5.1%. The loan's principal amount will be payable in four equal annual payments on June 30 of each of the years 2019 through 2022 (inclusive). The interest will be paid in ten semi-annual installments on June 30 and December 31, of each calendar year commencing December 31, 2017 through and including June 30, 2022.